KMA Variable Account

Financial Statements as of and for the Year Ended December 31, 2025 and Report

of Independent Registered Public Accounting Firm

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1-2

Financial Statements

Statement of Assets and Liabilities	3-4

Statement of Operations	5-7

Statements of Changes in Net Assets	8-12

Notes to the Financial Statements	13-20

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of KMA Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise KMA Variable Account (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Sub-Account (C25)

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)

Columbia Variable Portfolio - Overseas Core Fund Class 1 Sub-Account (C37)

Columbia Variable Portfolio - Small Company Growth Fund Class 1 Sub-Account (C72)

Columbia Variable Portfolio - Strategic Income Fund Class 1 Sub-Account (151)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)

Allspring Core Plus Bond Fund (Class A) Sub-Account (W44)

Allspring Mid Cap Growth Fund (Class A) Sub-Account (W43) (1)

Allspring Money Market Fund (Class A) Sub-Account (W45)

(1) Statement of assets and liabilities as of December 31, 2025.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets					Liabilities
	Shares	Cost	Investment at Fair Value	Receivable from Sponsor	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
Columbia Variable Portfolio-Dividend Opportunity Fund Class 1 Sub-Account (C25)	136,802	$3,411,184	$7,176,624	$4,665	$—	$7,181,289	$—	$7,181,289
Columbia Variable Portfolio-Government Money Market Fund Class 1 Sub-Account (C75)	8,502,331	8,502,331	8,502,331	—	791	8,503,122	82,961	8,420,161
Columbia Variable Portfolio-Large Cap Growth Fund Class 1 Sub-Account (C59)	300,167	7,115,425	17,067,473	—	—	17,067,473	268,970	16,798,503
Columbia Variable Portfolio-Overseas Core Fund Class 1 Sub-Account (C37)	118,183	1,555,056	2,114,287	—	—	2,114,287	67,849	2,046,438
Columbia Variable Portfolio-Small Company Growth Fund Class 1 Sub-Account (C72)	781,936	10,245,329	11,713,398	231,028	—	11,944,426	—	11,944,426
Columbia Variable Portfolio-Strategic Income Fund Class 1 Sub-Account (151)	437,851	1,739,429	1,659,454	32,897	—	1,692,351	—	1,692,351
Columbia Variable Portfolio-U.S. Government Mortgage Fund Class 1 Sub-Account (C69)	90,716	922,644	849,102	8,815	—	857,917	—	857,917
Allspring Core Plus Bond Fund (Class A) Sub-Account (W44)	479	5,799	5,418	73	—	5,491	—	5,491
Allspring Mid Cap Growth Fund (Class A) Sub-Account (W43) ¹	—	—	—	—	—	—	—	—
Allspring Money Market Fund (Class A) Sub-Account (W45)	6,233	6,233	6,233	84	—	6,317	—	6,317

[1]	This Sub-Account is active but had a zero balance. Refer to Note 11 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
C25	240,655	6,444,314	736,975	$ 7,181,289
C75	834,383	7,036,329	1,383,832	8,420,161
C59	275,565	14,886,077	1,912,426	16,798,503
C37	109,721	1,684,728	361,710	2,046,438
C72	51,060	9,681,736	2,262,690	11,944,426
151	42,501	1,467,540	224,811	1,692,351
C69	79,221	745,579	112,338	857,917
W44	386	—	5,491	5,491
W43	—	—	—	—
W45	601	—	6,317	6,317

The accompanying notes are an integral part of these financial statements.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	C25 Sub-Account	C75 Sub-Account	C59 Sub-Account
Income:
Dividend income	$—	$350,351	$—
Expenses:
Mortality and expense risk charges	(85,973)	(109,439)	(204,277)
Distribution charges	(8,886)	(9,797)	(18,743)

Net investment income (loss)	(94,859)	231,115	(223,020)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	614,562	—	3,114,075
Realized gain distributions	—	—	—

Net realized gains (losses)	614,562	—	3,114,075

Net change in unrealized appreciation (depreciation)	414,647	—	(577,667)

Net realized and change in unrealized gains (losses)	1,029,209	—	2,536,408

Net increase (decrease) in net assets from operations	$934,350	$231,115	$2,313,388

The accompanying notes are an integral part of these financial statements.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C37 Sub-Account	C72 Sub-Account	151 Sub-Account
Income:
Dividend income	$37,783	$—	$79,079
Expenses:
Mortality and expense risk charges	(24,109)	(130,073)	(20,968)
Distribution charges	(2,309)	(11,610)	(1,985)

Net investment income (loss)	11,365	(141,683)	56,126

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	24,785	(424,365)	(25,908)
Realized gain distributions	—	1,403,581	—

Net realized gains (losses)	24,785	979,216	(25,908)

Net change in unrealized appreciation (depreciation)	556,366	1,219,730	69,512

Net realized and change in unrealized gains (losses)	581,151	2,198,946	43,604

Net increase (decrease) in net assets from operations	$592,516	$2,057,263	$99,730

The accompanying notes are an integral part of these financial statements.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C69 Sub-Account	W44 Sub-Account	W45 Sub-Account
Income:
Dividend income	$19,354	$265	$266
Expenses:
Mortality and expense risk charges	(10,729)	(58)	(68)
Distribution charges	(1,046)	—	—

Net investment income (loss)	7,579	207	198

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(15,551)	(51)	—
Realized gain distributions	—	—	—

Net realized gains (losses)	(15,551)	(51)	—

Net change in unrealized appreciation (depreciation)	72,815	190	—

Net realized and change in unrealized gains (losses)	57,264	139	—

Net increase (decrease) in net assets from operations	$64,843	$346	$198

The accompanying notes are an integral part of these financial statements.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C25 Sub-Account		C75 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(94,859)	$(96,670)	$231,115	$368,149
Net realized gains (losses)	614,562	1,013,864	—	—
Net change in unrealized appreciation (depreciation)	414,647	(12,981)	—	—

Increase (decrease) from operations	934,350	904,213	231,115	368,149

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	188,638	32,442	362,059	6,690
Transfers between Sub-Accounts (including the Fixed Account), net	66,086	(60,553)	201,459	289,533
Withdrawals, surrenders, annuitizations and contract charges	(732,955)	(1,336,179)	(1,735,556)	(2,171,995)

Net increase (decrease) from contract owner transactions	(478,231)	(1,364,290)	(1,172,038)	(1,875,772)

Annuitization Activity:
Annuitizations	—	520,640	59,315	330,996
Annuity payments and contract charges	(114,160)	(54,754)	(249,931)	(235,840)
Transfers between Sub-Accounts, net	—	(2,110)	—	(7,720)
Adjustments to annuity reserves	(6,272)	(20,457)	14,432	(10,422)

Net annuitization activity	(120,432)	443,319	(176,184)	77,014

Total increase (decrease) in net assets	335,687	(16,758)	(1,117,107)	(1,430,609)
Net assets at beginning of year	6,845,602	6,862,360	9,537,268	10,967,877

Net assets at end of year	$7,181,289	$6,845,602	$8,420,161	$9,537,268

The accompanying notes are an integral part of these financial statements.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C59 Sub-Account		C37 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(223,020)	$(229,815)	$11,365	$53,949
Net realized gains (losses)	3,114,075	2,382,223	24,785	(35,804)
Net change in unrealized appreciation (depreciation)	(577,667)	2,138,245	556,366	18,720

Increase (decrease) from operations	2,313,388	4,290,653	592,516	36,865

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	567,752	52,362	52,673	6,063
Transfers between Sub-Accounts (including the Fixed Account), net	(305,889)	(185,705)	12,279	(11,895)
Withdrawals, surrenders, annuitizations and contract charges	(2,950,613)	(2,344,402)	(197,640)	(380,414)

Net increase (decrease) from contract owner transactions	(2,688,750)	(2,477,745)	(132,688)	(386,246)

Annuitization Activity:
Annuitizations	149,640	677,128	—	263,825
Annuity payments and contract charges	(313,544)	(211,108)	(37,699)	(14,326)
Transfers between Sub-Accounts, net	—	—	—	(1,313)
Adjustments to annuity reserves	(26,179)	(89,425)	(17,438)	(20,236)

Net annuitization activity	(190,083)	376,595	(55,137)	227,950

Total increase (decrease) in net assets	(565,445)	2,189,503	404,691	(121,431)
Net assets at beginning of year	17,363,948	15,174,445	1,641,747	1,763,178

Net assets at end of year	$16,798,503	$17,363,948	$2,046,438	$1,641,747

The accompanying notes are an integral part of these financial statements.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C72 Sub-Account		151 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(141,683)	$106,829	$56,126	$57,944
Net realized gains (losses)	979,216	(714,231)	(25,908)	(31,276)
Net change in unrealized appreciation (depreciation)	1,219,730	2,807,160	69,512	31,817

Increase (decrease) from operations	2,057,263	2,199,758	99,730	58,485

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	220,773	3,791	50,685	2,699
Transfers between Sub-Accounts (including the Fixed Account), net	(63,137)	(53,122)	6,155	15,486
Withdrawals, surrenders, annuitizations and contract charges	(1,826,750)	(1,260,444)	(239,399)	(218,767)

Net increase (decrease) from contract owner transactions	(1,669,114)	(1,309,775)	(182,559)	(200,582)

Annuitization Activity:
Annuitizations	53,163	590,134	21,968	3,424
Annuity payments and contract charges	(270,405)	(206,530)	(32,540)	(36,393)
Transfers between Sub-Accounts, net	—	—	—	(2,405)
Adjustments to annuity reserves	74,624	39,595	7,562	5,656

Net annuitization activity	(142,618)	423,199	(3,010)	(29,718)

Total increase (decrease) in net assets	245,531	1,313,182	(85,839)	(171,815)
Net assets at beginning of year	11,698,895	10,385,713	1,778,190	1,950,005

Net assets at end of year	$11,944,426	$11,698,895	$1,692,351	$1,778,190

The accompanying notes are an integral part of these financial statements.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C69 Sub-Account		W44 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$7,579	$17,428	$207	$224
Net realized gains (losses)	(15,551)	(19,586)	(51)	(39)
Net change in unrealized appreciation (depreciation)	72,815	3,427	190	(89)

Increase (decrease) from operations	64,843	1,269	346	96

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,509	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	106	(27)	—	—
Withdrawals, surrenders, annuitizations and contract charges	(65,462)	(71,502)	—	(2)

Net increase (decrease) from contract owner transactions	(63,847)	(71,529)	—	(2)

Annuitization Activity:
Annuitizations	(12)	6,030	—	—
Annuity payments and contract charges	(25,791)	(24,729)	(788)	(802)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	6,801	4,309	162	132

Net annuitization activity	(19,002)	(14,390)	(626)	(670)

Total increase (decrease) in net assets	(18,006)	(84,650)	(280)	(576)
Net assets at beginning of year	875,923	960,573	5,771	6,347

Net assets at end of year	$857,917	$875,923	$5,491	$5,771

The accompanying notes are an integral part of these financial statements.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	W45 Sub-Account
	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$198	$284
Net realized gains (losses)	—	—
Net change in unrealized appreciation (depreciation)	—	—

Increase (decrease) from operations	198	284

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	—
Withdrawals, surrenders, annuitizations and contract charges	—	—

Net increase (decrease) from contract owner transactions	—	—
Annuitization Activity:
Annuitizations	—	—
Annuity payments and contract charges	(903)	(912)
Transfers between Sub-Accounts, net	—	—
Adjustments to annuity reserves	189	149

Net annuitization activity	(714)	(763)

Total increase (decrease) in net assets	(516)	(479)
Net assets at beginning of year	6,833	7,312

Net assets at end of year	$6,317	$6,833

The accompanying notes are an integral part of these financial statements.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

KMA Variable Account (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”) and was established as a funding vehicle for individual variable annuity contracts (the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account. Except for Keystone-100 contract holders whose contract series were issued prior to May 1, 1986, pursuant to Section 457 of the Internal Revenue Code, the eligible fund options for the annuity contracts are as follows:

Columbia Funds Variable Insurance Trust (the “Trust”)

Columbia Variable Portfolio - Dividend Opportunity Fund, (Class 1)

Columbia Variable Portfolio - Government Money Market Fund, (Class 1)

Columbia Variable Portfolio - Large Cap Growth Fund, (Class 1)

Columbia Variable Portfolio - Overseas Core Fund, (Class 1)

Columbia Variable Portfolio - Small Company Growth Fund, (Class 1)

Columbia Variable Portfolio - Strategic Income Fund, (Class 1)

Columbia Variable Portfolio - U.S. Government Mortgage Fund, (Class 1)

The following eligible fund options are only available for Keystone-100 contract holders:

Allspring Core Plus Bond Fund, (Class A)

Allspring Mid Cap Growth Fund, (Class A)

Allspring Money Market Fund, (Class A)

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had name changes, were closed, merged into another Sub-Account or commenced operations during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled, and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract.

The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are the fair value measurement of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within distinct levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Contracts sold to persons who are officers, directors, or employees of the Sponsor, trustees or officers of the Trust, employees of the investment advisor or sub-investment advisor of the Trust are not subject to a contract maintenance charge, sales charge or the contingent deferred sales charges and have a mortality and expense risk charge of 0.35% per year.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. As of December 31, 2025, the deduction is at an effective annual rate between 1.00% and 1.35% of average separate account assets for non-affiliated contractholders. These charges are reflected in the Statements of Operations.

Sales charge

A daily sales charge is deducted as part of the calculation of the Accumulation Unit values at an effective annual rate of 0.15% of the average daily net asset value of the Sub-Account. The Accumulation Unit is the unit of measurement for the calculation of the Variable Account value. The sales charge is not deducted during the annuity period, which is when guaranteed payments are paid out to the annuitant. The daily sales charge is designed to compensate the Sponsor for certain sale distribution expenses and is reflected in the “Distribution charges” line on the Statement of Operations.

Certificate maintenance charge

Each year on the account anniversary date, an annual $36 certificate maintenance charge is deducted from the Variable Account to reimburse the Sponsor for certain administrative expenses. This charge is reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Change in Net Assets.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 7% of the portion of the amount the contract participant surrenders that represents purchase payments made during the seven years immediately preceding the request for surrender. These charges are reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Determined at issue, annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table, Annuity 2000 Table or 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the respective states. The mortality tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

	Purchases	Sales
C25	$329,159	$1,029,563
C75	1,076,212	2,218,411
C59	710,422	3,792,836
C37	142,823	301,845
C72	1,663,100	2,302,879
151	152,005	289,998
C69	25,671	108,033
W44	265	846
W45	266	971

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025, were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
C25	11,834	33,433	(21,599)
C75	84,995	221,893	(136,898)
C59	14,897	65,317	(50,420)
C37	6,043	16,074	(10,031)
C72	1,695	10,980	(9,285)
151	2,065	7,123	(5,058)
C69	1,331	9,948	(8,617)
W44	—	56	(56)
W45	—	88	(88)

The changes in units outstanding for the year ended December 31, 2024, were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
C25	23,635	60,027	(36,392)
C75	65,493	249,788	(184,295)
C59	14,204	56,220	(42,016)
C37	18,602	28,612	(10,010)
C72	3,809	8,637	(4,828)
151	1,518	7,931	(6,413)
C69	1,049	10,134	(9,085)
W44	—	59	(59)
W45	—	91	(91)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable annuity products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C25
2025	240,655	$31.4940	to	$29.7227	$7,181,289	—%	1.00%	to	1.39%	14.68%	to	14.23%
2024	262,254	27.4616	to	26.0195	6,845,602	—	1.00	to	1.39	14.26	to	13.81
2023	298,646	24.0333	to	22.8619	6,862,360	—	1.00	to	1.39	4.05	to	3.64
2022	327,884	23.0980	to	22.0587	7,259,557	—	1.00	to	1.39	(2.09)	to	(2.47)
2021	378,621	23.5912	to	22.6185	8,586,233	—	1.00	to	1.39	24.91	to	24.42
C75
2025	834,383	11.5383	to	10.1114	8,420,161	3.91	0.35	to	1.39	3.61	to	2.54
2024	971,281	11.1361	to	9.8610	9,537,268	4.90	0.35	to	1.39	4.63	to	3.54
2023	1,155,576	10.6434	to	9.5240	10,967,877	4.61	0.35	to	1.39	4.36	to	3.28
2022	1,320,325	10.1986	to	9.2212	12,131,484	1.13	0.35	to	1.39	0.85	to	(0.19)
2021	1,563,760	10.1123	to	9.2385	14,234,344	0.02	0.35	to	1.39	(0.33)	to	(1.36)
C59
2025	275,565	71.7252	to	61.5668	16,798,503	—	0.35	to	1.39	15.73	to	14.53
2024	325,985	61.9765	to	53.7546	17,363,948	—	0.35	to	1.39	30.87	to	29.50
2023	368,001	47.3581	to	41.5083	15,174,445	—	0.35	to	1.39	42.67	to	41.20
2022	421,803	33.1952	to	29.3977	12,383,113	—	0.35	to	1.39	(31.62)	to	(32.33)
2021	478,457	48.5474	to	43.4431	20,844,820	—	0.35	to	1.39	28.28	to	26.95
C37
2025	109,721	19.6108	to	19.1845	2,046,438	1.94	1.24	to	1.39	36.56	to	36.36
2024	119,752	14.3605	to	14.0693	1,641,747	4.37	1.24	to	1.39	2.16	to	2.01
2023	129,762	14.4992	to	13.7923	1,763,178	1.92	1.24	to	1.39	14.50	to	14.05
2022	140,648	12.6632	to	12.0933	1,679,235	0.84	1.00	to	1.39	(15.52)	to	(15.85)
2021	153,604	14.9899	to	14.3717	2,187,111	1.28	1.00	to	1.39	8.87	to	8.44
C72
2025	51,060	164.2033	to	201.9083	11,944,426	—	0.35	to	1.39	21.26	to	20.01
2024	60,345	135.4131	to	168.2463	11,698,895	2.29	0.35	to	1.39	23.67	to	22.38
2023	65,173	109.4917	to	137.4740	10,385,713	—	0.35	to	1.39	26.19	to	24.89
2022	70,507	86.7679	to	110.0777	8,956,720	—	0.35	to	1.39	(35.99)	to	(36.65)
2021	84,009	135.5548	to	173.7701	17,438,824	—	0.35	to	1.39	(3.24)	to	(4.24)

KMA VARIABLE ACCOUNT

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
151
2025	42,501	$42.0207	to	$38.5830	$1,692,351	4.58%	1.00%	to	1.39%	6.26%	to	5.84%
2024	47,559	39.5465	to	36.4546	1,778,190	4.53	1.00	to	1.39	3.65	to	3.24
2023	53,972	38.1529	to	35.3099	1,950,005	3.65	1.00	to	1.39	8.59	to	8.16
2022	60,679	35.1352	to	32.6452	2,015,592	2.89	1.00	to	1.39	(12.25)	to	(12.59)
2021	69,801	40.0384	to	37.3476	2,644,014	5.23	1.00	to	1.39	1.08	to	0.68
C69
2025	79,221	11.2985	to	10.6630	857,917	2.23	1.00	to	1.39	8.11	to	7.68
2024	87,838	10.4513	to	9.9024	875,923	3.27	1.00	to	1.39	0.56	to	0.16
2023	96,923	10.3936	to	9.8870	960,573	2.76	1.00	to	1.39	4.65	to	4.24
2022	108,894	9.9313	to	9.4845	1,043,384	2.10	1.00	to	1.39	(14.99)	to	(15.32)
2021	131,136	11.6824	to	11.2008	1,484,767	2.00	1.00	to	1.39	(1.93)	to	(2.32)
W44
2025	386	14.0362			5,491	4.54		1.00		5.96
2024	442	13.2469			5,771	4.50		1.00		1.03
2023	501	13.1123			6,347	3.99		1.00		5.41
2022	562	12.4398			6,670	2.63		1.00		(14.83)
2021	625	14.6059			8,645	1.59		1.00		(1.15)
W43⁵
2022	—	26.7182			—	—		1.00		(42.50)
2021	854	46.4659			39,608	—		1.00		2.07
W45
2025	601	10.3743			6,317	3.91		1.00		2.95
2024	689	10.0773			6,833	4.79		1.00		3.85
2023	780	9.7038			7,312	4.69		1.00		3.76
2022	875	9.3518			7,805	1.33		1.00		0.38
2021	973	9.3161			8,584	0.01		1.00		(0.98)

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and administrative charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Sub-Account W43 is active but has had zero balance since 2022.